FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Jun. 30, 2025
FAIR VALUE MEASUREMENTS
Schedule of Company's assets and liabilities that are measured at fair value on a recurring basis

		June 30,	June 30,
Description	Level	2025	2024
Assets:
Trading securities	1	$5	$—

Liabilities:
Subscription agreement	3	$2,489,945	$2,425,647
Contingent Guarantee	3	$—	$3,256,863
Warrant liability – Private Warrants	3	$123,062	$307,656
Earnout liability	3	$11,369,000	$12,298,000
Convertible notes derivative	3	$103,185	$16,462,690
Merger financing derivative	3	$63,696	$—
Tau agreement	3	$539,787	$—

Schedule of key inputs into the models

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Equity volatility	167.7%	26.2%
Risk-free rate	4.21%	5.05%

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Risk-free rate	3.67	4.27%
Dividend yield	0.00	0.00%
Volatility	167.7	58.7%
Exercise price	$689.86	$689.86
Effective expiration date	February 29	February 29

	June 30,	June 30,
Input	2025	2024
Market price of public shares	$0.19	$62.40
Revenue volatility	12.00%	15.00%
Discount factor for revenue	9.31%	9.69%

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	5.49%
Dividend yield	0.00%
Volatility	14,643.0%
Exercise price	$0.99
Effective expiration date	May 2024

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.13%
Discount rate	15.63%
Probability of default	14.3%
Recovery rate	28.9%
Volatility	167.7%
Effective expiration date	February 2026

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.90%
Dividend yield	0.00%
Volatility	14,461%
Exercise price	$0.99
Effective expiration date	February 2026

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	4.32%
Discount rate	12.43%
Probability of default	5.9%
Recovery rate	47.6%
Effective expiration date	September 30, 2025

June 30,
Input	2024
Market price of public shares	$62.40
Risk-free rate	4.52%
Dividend yield	0.00%
Volatility	166,681.0%
Exercise price	$0.84
Effective expiration date	February 2028

June 30,
Input	2025
Market price of public shares	$0.19
Risk-free rate	3.63%
Discount rate	12.02%
Probability of default	44.0%
Recovery rate	47.6%
Volatility	167.7%
Effective expiration date	January 2028

	June 30,	August 9,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	4.13%	4.78%
Discount rate	15.63%	16.98%
Probability of default	14.3%	25.4%
Recovery rate	28.9%	28.9%
Volatility	167.7%	37.2%
Effective expiration date	February 2026	February 2026

	June 30,	July 31
Input	2025	2024
Anticipated Monthly Advance Amounts	$40,000	$40,000
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	July 2026	February 2027

	June 30,	July 31,
Input	2025	2024
Market price of public shares	$0.19	$16.20
Risk-free rate	3.75%	4.20%
Volatility	167.7%	40.3%
Effective expiration date	February 2027	July 2026

Schedule of changes in the fair value

	Private	Tau
	Placement	Agreement
	Warrants	Liability
Fair value as of June 30, 2024	$307,656	$—
Initial measurement	—	1,090,949
Fair value of advance requests	—	1,652,300
Transferred to equity	—	(1,911,472)
Change in valuation inputs or other assumptions	(184,594)	(291,990)
Fair value as of June 30, 2025	$123,062	$539,787

	Conversion	Earnout
	Derivative	Liability
Fair value as of June 30, 2024	$16,462,690	$12,298,000
Change in valuation inputs or other assumptions	(16,359,505)	(929,000)
Fair value as of June 30, 2025	$103,185	$11,369,000

	Subscription	Contingent
	Agreement	Guarantee
Fair value as of June 30, 2024	$2,425,647	$3,256,863
Shares issued as partial payment	—	(1,210,290)
Change in valuation inputs or other assumptions	64,298	839,774
Exchanged to Merger financing note	—	(2,886,347)
Fair value as of June 30, 2025	$2,489,945	$—

	Merger	Secured
	Financing	Convertible
	Derivative	Derivative
Fair value as of June 30, 2024	$—	$—
Initial measurement	113,044	89,535
Change in valuation inputs or other assumptions	(49,348)	(89,535)
Fair value as of June 30, 2025	$63,696	$—